Income taxes - Components of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
U.S. net operating losses	$ 26,362	$ 22,863
Research and development deductions and credits	3,931	2,414
Intangibles	446	457
Lease liability	2,456	2,701
Stock-based compensation	2,274	1,695
Capitalized research and development	6,920	0
Other	168	186
Total deferred tax assets:	42,557	30,316
Deferred income tax liabilities
Right-of-use assets	2,040	2,261
Other	410	287
Total deferred tax liabilities	2,450	2,548
Net deferred income tax assets	40,107	27,768
Less: valuation allowance	(40,107)	(27,768)
Deferred tax assets, net of valuation allowance	$ 0	$ 0